UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24034

Calamos Aksia Private Equity And Alternatives Fund

(Exact name of registrant as specified in charter)

2020 Calamos Court, Naperville, Illinois 60563-2787

(Address of principal executive offices) (zip code)

Stephen Atkins, Treasurer

Calamos Advisors, LLC

2020 Calamos Court

Naperville, Illinois 60563-2787

(Name, Address and Telephone Number of Person Authorized to Receive Notices and
Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)

Copy to:

Erik D. Ojala

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

Maya Fishman, Esq.

Aksia LLC

599 Lexington Avenue, 37th Floor

New York, NY 10022

Joshua B. Deringer, Esq.

Joshua M. Lindauer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (630) 245-7200

Date of fiscal year end: June 30

Date of reporting period: July 1, 2025 through December 31, 2025

ITEM 1(a). REPORT TO SHAREHOLDERS.

Calamos Aksia

Private Equity and
Alternatives Fund

SEMIANNUAL REPORT DECEMBER 31, 2025

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND (CAPVX)

An alpha-focused private equity strategy that seeks to deliver differentiated returns

Managed by Trusted Advisors

Experienced team with long history of working with institutional investors

Focused on the Alpha in Private Equity

Targeting small & middle market companies through co-investments, and smaller & specialized secondaries

Innovative & Efficient Investment Structure

Interval fund with cost effective access, daily purchases, and semiannual liquidity

The opinions referenced are as of the date of the publication, are subject to change due to changes in the market or economic conditions, and may not necessarily come to pass. The information contained herein is for informational purposes only and should not be considered investment advice. See Fund Prospectus for detailed information.

TABLE OF CONTENTS

Consolidated Schedule of Investments (Unaudited)	1
Consolidated Statement of Assets and Liabilities (Unaudited)	5
Consolidated Statement of Operations (Unaudited)	7
Consolidated Statement of Changes In Net Assets (Unaudited)	8
Consolidated Statement of Cash Flows (Unaudited)	9
Consolidated Financial Highlights (Unaudited)	10
Notes to Consolidated Financial Statements (Unaudited)	14
Risk Factors (Unaudited)	28
Privacy Policy (Unaudited)	30

Consolidated Schedule of Investments As of December 31, 2025 (Unaudited)

DESCRIPTION OF INVESTMENT	INVESTMENT STRATEGY	INITIAL ACQUISITION DATE	COST	FAIR VALUE
INVESTMENTS IN PRIVATE EQUITY INVESTMENTS: (81.8%)
CO-INVESTMENTS (19.6%)
Europe (3.4%)
PSC Tiger LP1,2,4,5,7,8	Buyouts	11/15/2024	$4,357,915	$5,262,870
Tracer Investors Co-Invest LP1,2,5,7,8	Buyouts	12/04/2025	5,769,136	5,761,798
TOTAL EUROPE			10,127,051	11,024,668
North America (16.2%)
CD&R Raven Co-Investor, L.P.[1,2,5,7,8]	Buyouts	11/15/2024	1,763,298	2,035,899
Frazier & Deeter Advisory Holdco, LLC[1,3,6,7]	Growth Equity	05/02/2025	4,845,764	5,696,168
GM Services Parent, LLC[1,3,6,7]	Buyouts	12/19/2025	6,000,000	8,142,857
GNX HBS Holdings, LLC[1,6,7]	Buyouts	12/30/2025	7,000,000	7,000,000
H.I.G. Starlite-B Co-Investment, L.P.[1,2,5,7,8]	Buyouts	04/11/2025	4,872,590	4,843,131
HP Prestige Co-Invest Blocker Aggregator, LP1,5,6,7	Buyouts	07/31/2025	5,027,812	5,153,035
LH Equity Investors, L.P.[1,2,5,7]	Buyouts	09/03/2025	5,789,317	8,197,284
Reroof Partners SPV LLC[1,2,7]	Buyouts	11/22/2024	4,024,560	5,470,467
Searchlight Capital IV LEAF Co-Invest Partners, L.P.[1,2,5,7]	Buyouts	11/22/2024	5,023,922	5,570,112
TOTAL NORTH AMERICA			44,347,263	52,108,953
TOTAL CO-INVESTMENTS (19.6%)			$54,474,314	$63,133,621
PRIMARY INVESTMENTS (4.7%)
Europe (1.1%)
PSC V (B), SCSp[1,2,4,5,7,8]	Buyouts	12/18/2024	$3,137,095	$3,666,905
TOTAL EUROPE			3,137,095	3,666,905
North America (3.6%)
Broadwing Capital Fund I LP1,2,5,7,8	Buyouts	12/12/2024	2,905,619	4,313,260
Leeds Equity Partners VIII-A, L.P.[1,2,5,7,8]	Buyouts	05/21/2025	220,027	158,642
Monogram Capital Partners III PV, L.P.[1,2,5,7,8]	Buyouts	10/27/2025	1,840,148	2,006,474
OceanSound Partners Fund II (A), LP1,2,5,7,8	Buyouts	10/21/2024	3,688,944	4,874,852
TOTAL NORTH AMERICA			8,654,738	11,353,228
TOTAL PRIMARY INVESTMENTS (4.7%)			$11,791,833	$15,020,133
SECONDARY INVESTMENTS (57.5%)
Europe (5.6%)
Corsair Riva Munich Co-Investment, L.P.[1,2,4,5,7]	Buyouts	03/26/2025	$5,310,047	$9,547,148
Overbay Capital Partners 2023 Fund Aggregator (AIV V) LP1,2,3,4,5,7,8	Buyouts	09/27/2024	5,684,875	8,297,633
TOTAL EUROPE			10,994,922	17,844,781

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of December 31, 2025 (Unaudited)

DESCRIPTION OF INVESTMENT	INVESTMENT STRATEGY	INITIAL ACQUISITION DATE	COST	FAIR VALUE
North America (24.0%)
Blue Wolf Capital Fund IV, L.P.[1,2,3,5,7,8]	Buyouts	12/31/2024	$2,272,434	$3,758,308
Brentwood Associates Private Equity VI, L.P.[1,2,3,5,7,8]	Buyouts	12/31/2024	1,822,205	2,522,895
CF24XB SCSp[1,2,5,7]	Buyouts	09/22/2025	6,031,620	7,622,435
CIP IX Co-Investment Vehicle 2, L.P.[1,2,5,7,8]	Buyouts	04/03/2025	3,303,833	3,551,775
Golden Acquisition Fund-C LP1,2,5,7,8	Buyouts	10/30/2025	5,095,662	6,225,253
Graham Partners GKP Continuation Fund, L.P.[1,2,5,7,8]	Buyouts	03/28/2025	3,215,160	2,975,930
GTCR Oak Fund LP1,2,5,7,8	Buyouts	12/16/2025	4,079,524	4,090,318
Leeds Equity Partners VI, L.P.[1,2,3,5,7,8]	Buyouts	12/31/2024	2,212,221	2,451,875
Leeds Equity Partners VII-A, L.P.[1,2,3,5,7,8]	Buyouts	12/31/2024	3,232,916	3,565,131
Overbay Capital Partners 2024 Fund Aggregator (AIV IX) LP1,2,3,5,7,8	Venture Capital	08/29/2025	3,166,266	4,961,631
QHP Sapphire SPV, L.P1,2,5,7,8	Buyouts	10/21/2025	5,400,417	6,138,452
Stone Point CV, L.P.[1,2,5,7,8]	Buyouts	10/29/2025	2,903,433	2,965,118
The Resolute Fund IV, L.P.[1,2,3,5,7,8]	Buyouts	12/31/2024	4,542,648	2,771,586
The Resolute III Continuation Fund, L.P.[1,2,5,7,8]	Buyouts	09/27/2024	5,509,240	5,703,762
Vistria Agua CV (FT), LP1,2,5,7,8	Buyouts	09/30/2025	3,320,926	4,422,307
WestCap Strategic Operator Fund II Offshore, L.P.[1,2,3,5,7,8]	Growth Equity	08/29/2025	9,590,570	13,506,349
TOTAL NORTH AMERICA			65,699,075	77,233,125
Global (27.9%)
Coller International Partners IX — C, SLP[1,2,5,7,8]	Other	12/31/2025	2,293,741	3,184,204
Crown Secondaries Special Opportunities II B S.C.S.[1,2,5,7,8]	Buyouts	09/30/2024	815,302	1,118,491
Crown Secondaries Special Opportunities II S.C.S.[1,2,5,7,8]	Buyouts	09/30/2024	2,202,379	2,820,053
General Atlantic Investment Partners 2017, L.P.[1,2,3,5,7,8]	Growth Equity	10/01/2025	11,418,127	13,021,092
General Atlantic Investment Partners 2019, L.P.[1,2,3,5,7,8]	Growth Equity	04/01/2025	14,355,811	16,727,660
General Atlantic Investment Partners 2021, L.P.[1,2,3,5,7,8]	Growth Equity	10/01/2025	4,536,769	5,382,059
mcp Opportunity Secondary Program V Feeder S.L.P.[1,2,3,4,5,7,8]	Buyouts	08/31/2025	16,409,274	19,306,615
Overbay 2025 Fund (US) LP1,2,3,5,7,8	Other	09/08/2025	3,518,074	4,409,117
Overbay Capital Partners 2023-B Fund US LP1,2,3,5,7	Buyouts	09/25/2024	2,232,090	2,839,431
Overbay Capital Partners 2024 Fund Offshore LP1,2,5,7,8	Buyouts	01/17/2025	4,500,000	5,771,079
Sima Holdings (Offshore) LP Common Equity (Class B)[1,2,5,7,8]	Buyouts	11/06/2024	2,495,017	2,629,176
Sima Holdings (Offshore) LP Preferred Equity (Class A)[1,2,5,7,8]	Buyouts	11/06/2024	4,968,367	5,957,178
TowerBrook Investors V (OS), L.P.[1,2,3,5,7,8]	Buyouts	09/30/2025	3,760,508	4,462,846
TowerBrook Structured Opportunities Fund II (OS), L.P.[1,2,3,5,7,8]	Other	09/30/2025	1,718,289	2,056,489
TOTAL GLOBAL			75,223,748	89,685,490
TOTAL SECONDARY INVESTMENTS (57.5%)			$151,917,745	$184,763,396
TOTAL INVESTMENTS IN PRIVATE EQUITY INVESTMENTS (81.8%)			$218,183,892	$262,917,150
DESCRIPTION OF INVESTMENT		PAR VALUE	COST	FAIR VALUE
SHORT-TERM INVESTMENTS (4.6%)
U.S. Treasury Bill
3.874% due 07/09/2026[9]		$10,000,000	$9,803,414	$9,823,151
3.676% due 10/01/2026[9]		5,000,000	4,865,244	4,872,070
TOTAL SHORT-TERM INVESTMENTS (4.6%)			14,668,658	14,695,221
TOTAL INVESTMENTS (86.4%)			$232,852,550	$277,612,371
Other Assets Less Liabilities (13.6%)				43,712,405
NET ASSETS (100.0%)				$321,324,776

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of December 31, 2025 (Unaudited)

1  Non-income producing.

2  Investment valued using net asset value as practical expedient.

3  All of this investment is held by a wholly-owned subsidiary (See Note 1).

4  Foreign securities entered into in foreign currencies are converted to U.S. dollars using period end spot rates.

5  Private Equity Investments do not issue shares or units.

6  Level 3 securities fair valued under procedures established by the Advisor, representing 8.1% of net assets. The total value of these securities is $25,992,060.

7  Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 was $262,917,150, or 81.8% of net assets.

8  Investment has been committed to but has not been fully funded by the Fund (See Note 10).

9  Discount rate at the time of purchase.

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.6%)
Call Options
iShares Russell 2000 ETF	444	$9,990,000	225	06/30/2026	$1,353,756
iShares Russell 2000 ETF	204	5,018,400	246	09/30/2026	427,686
EXCHANGE-TRADED WRITTEN OPTIONS (-0.4%)
Call Options
iShares Russell 2000 ETF	(444)	(10,656,000)	240	06/30/2026	(889,554)
iShares Russell 2000 ETF	(204)	(5,344,800)	262	09/30/2026	(258,876)

See accompanying Notes to Consolidated Financial Statements.

Consolidated Summary of Investments As of December 31, 2025 (Unaudited)

SUMMARY OF INVESTMENTS BY SECURITY TYPE	PERCENT OF TOTAL NET ASSETS
Co-investments	19.6%
Primary Investments	4.7%
Secondary Investments	57.5%
Short-Term Investments	4.6%
TOTAL INVESTMENTS	86.4%
Other Assets in Excess of Liabilities	13.6%
TOTAL NET ASSETS	100.0%

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Consolidated Statement of Assets and Liabilities December 31, 2025 (Unaudited)

ASSETS
Investments, at fair value (cost $232,852,550)	$277,612,371
Cash (Note 2)	36,468,352
Options purchased, at value (premium $1,408,336)	1,781,442
Investments paid in advance	6,727,772
Receivables:
Fund shares sold	705,758
Interest	167,897
Prepaid expenses and other assets	25,912
Deferred offering costs (Note 3)	202,916
Deferred financing costs	55,327
Total assets	323,747,747
LIABILITIES
Options written, at value (premium $911,903)	1,148,430
Payables:
Offering costs (Note 3)	235,628
Investment management fees	213,232
Commitment and interest fees on secured credit facility (Note 2)	143,514
Distribution fees (Note 3)	318
Other accounts payable and accrued liabilities	681,849
Total liabilities	2,422,971
Commitments and contingencies (Note 2)
NET ASSETS	$321,324,776
COMPOSITION OF NET ASSETS
Paid in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$306,907,034
Accumulated distributable earnings (deficit)	14,417,742
NET ASSETS	$321,324,776

See accompanying Notes to Consolidated Financial Statements.

Consolidated Statement of Assets and Liabilities December 31, 2025 (Unaudited) (Continued)

MAXIMUM OFFERING PRICE PER SHARE
Class A:
Net assets applicable to shares outstanding	$33,105
Shares of beneficial interest issued and outstanding	3,000
Net asset value, offering and redemption price per share	$11.04
Maximum sales charge (3.50% of offering price)*	$0.39
Maximum offer price to public	$11.43
Class C:
Net assets applicable to shares outstanding	$32,984
Shares of beneficial interest issued and outstanding	3,000
Net asset value, offering and redemption price per share	$10.99
Class I:
Net assets applicable to shares outstanding	$321,225,663
Shares of beneficial interest issued and outstanding	29,104,900
Net asset value, offering and redemption price per share	$11.04
Class M:
Net assets applicable to shares outstanding	$33,024
Shares of beneficial interest issued and outstanding	3,000
Net asset value, offering and redemption price per share	$11.01

* Investors in Class A Shares may be charged a sales charge of up to 3.50% of the subscription amount.

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Consolidated Statement of Operations For the Period July 1, 20251 Through December 31, 20252 (Unaudited)

INVESTMENT INCOME
Interest	$1,389,341
Distributions from Private Equity Investments	301,444
Total investment income	1,690,785
EXPENSES
Investment management fees	2,213,216
Organization costs (Note 3)	462,625
Equalization interest on subsequent close of Private Equity Investments (Note 2)	378,370
Offering costs (Note 3)	207,552
Legal fees	202,216
Fund accounting and administration fees	155,112
Audit fees	153,272
Interest and loan origination fees on secured credit facility (Note 2)	120,132
Sub transfer agent fees—Class I	64,337
Transfer agent fees	60,536
Shareholder reporting fees	27,968
Trustees' fees	27,784
Custodian fees	5,336
Registration fees	1,680
Distribution fees—Class A (Note 3)	40
Distribution fees—Class C (Note 3)	159
Distribution fees—Class M (Note 3)	119
Miscellaneous	144,045
Total expenses	4,224,499
Investment management fees waiver (Note 3)	(632,347)
Expenses waived by Advisor (Note 3)	(1,023,007)
Net expenses	2,569,145
NET INVESTMENT INCOME (LOSS)	(878,360)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,803,926
Foreign currency transactions	78,200
Net realized gain (loss)	4,882,126
Net change in unrealized appreciation/(depreciation) on:
Investments[3]	21,149,890
Purchased options	373,106
Written options	(236,527)
Net change in unrealized appreciation/(depreciation)	21,286,469
NET GAIN (LOSS)	26,168,595
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,290,235

1 Commencement of operations.

2 Fiscal year end changed to June 30, effective December 1, 2025.

3 Change in unrealized appreciation/(depreciation) on Investments includes the amount of $23,609,931, which were adjusted in connection with the reorganization of Calamos Aksia Private Equity LP. See Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Statement of Changes in Net Assets

(UNAUDITED) FOR THE PERIOD JULY 1, 2025[1] THROUGH DECEMBER 31, 2025[2]
OPERATIONS
Net investment income (loss)	$(878,360)
Net realized gain (loss)	4,882,126
Net change in unrealized appreciation/(depreciation)	21,286,469
Net increase (decrease) in net assets resulting from operations	25,290,235
DISTRIBUTIONS TO SHAREHOLDERS
Class I	(364,381)
Total distributions to shareholders	(364,381)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold:
Class A	30,001
Class C	30,001
Class I	144,572,396
Class M	30,001
Distributions reinvested:
Class I	180,501
Reorganization (Note 1):
Class I	154,469,022
Cost of shares repurchased:
Class I	(3,013,000)
Net increase (decrease) in net assets from capital transactions	296,298,922
TOTAL INCREASE (DECREASE) IN NET ASSETS	321,224,776
NET ASSETS
Beginning of period[3]	$100,000
End of period	$321,324,776
CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A	3,000
Class C	3,000
Class I	13,943,861
Class M	3,000
Shares issued from reorganization (Note 1):
Class I	15,446,902
Shares repurchased:
Class I	(285,863)
Net increase (decrease) in capital share transactions	29,113,900

1 Commencement of operations.

2 Fiscal year end changed to June 30, effective December 1, 2025.

3 The total initial seed share purchase made on May 29, 2025 of $100,000 included 10,000 shares of Class I purchased at $10 per share.

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Consolidated Statement of Cash Flows

(UNAUDITED) FOR THE PERIOD JULY 1, 2025[1] THROUGH DECEMBER 31, 2025[2]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$25,290,235
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of investments	(256,423,105)
Proceeds from sales of investments	4,764,550
Purchases of options	(1,408,336)
Proceeds from disposition of options	911,903
Net realized (gain) loss from investments	(4,803,926)
Net change in unrealized (appreciation)/depreciation on investments	(21,149,890)
Net change in unrealized (appreciation)/depreciation on purchased options	(373,106)
Net change in unrealized (appreciation)/depreciation on written options	236,527
Amortization of deferred financing costs	56,243
Net change in assets and liabilities:
(Increase)/decrease in assets:
Investments paid in advance	(6,727,772)
Fund shares sold	(705,758)
Interest	(167,897)
Prepaid expenses and other assets	(25,912)
Deferred offering costs (Note 3)	(202,916)
Increase/(decrease) in liabilities:
Offering costs (Note 3)	235,628
Investment management fees	213,232
Commitment and interest fees on secured credit facility (Note 2)	143,514
Distribution fees (Note 3)	318
Other accounts payable and accrued liabilities	681,849
Net cash provided by/(used in) operating activities	(259,454,619)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	144,662,399
Distributions paid to shareholders	(364,381)
Distributions Reinvested	180,501
Reorganization (Note 1)	154,469,022
Cost of shares repurchased	(3,013,000)
Payments for financing costs	(111,570)
Net cash provided by/(used in) financing activities	295,822,971
Net increase/(decrease) in cash	36,368,352
Cash at beginning of period	100,000
Cash at end of period	$36,468,352
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense on secured credit facility	$31,944
Cash paid during the period for equalization interest on subsequent close of Private Equity Investments	$378,370
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Reinvestment of distributions	$180,501
Non-cash proceeds from reorganization (Note 1)	$154,469,022

1 Commencement of operations.

2 Fiscal year end changed to June 30, effective December 1, 2025.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Financial Highlights

CLASS A
(UNAUDITED) FOR THE PERIOD JULY 1, 2025[1] THROUGH DECEMBER 31, 2025[2]
Net asset value, beginning of period	$10.00
Income from investment operations: Net investment income (loss)[3]	(0.03)
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.04
Net asset value, end of period	$11.04
TOTAL RETURN[4,5]	10.40%
RATIOS TO AVERAGE NET ASSETS[6]
Ratio of expenses: Before fees waived and expenses absorbed[7]	3.61%
After fees waived and expenses absorbed[7]	2.11%
After fees waived and expenses absorbed, excluding Specified Expenses[7]	1.85%
Ratio of net investment income (loss): Before fees waived and expenses absorbed[7]	(1.87%)
After fees waived and expenses absorbed[7]	(0.37%)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$33
Portfolio turnover rate[5]	2.38%

1  Commencement of operations.

2  Fiscal year end changed to June 30, effective December 1, 2025.

3  Based on average shares outstanding for the period.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  The ratios do not include investment income or expenses of the underlying funds.

7  Annualized (except for organization costs and other non-recurring expenses).

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Consolidated Financial Highlights

CLASS C
(UNAUDITED) FOR THE PERIOD JULY 1, 2025[1] THROUGH DECEMBER 31, 2025[2]
Net asset value, beginning of period	$10.00
Income from investment operations: Net investment income (loss)[3]	(0.07)
Net realized and unrealized gain (loss)	1.06
Total from investment operations	0.99
Net asset value, end of period	$10.99
TOTAL RETURN[4,5]	9.90%
RATIOS TO AVERAGE NET ASSETS[6]
Ratio of expenses: Before fees waived and expenses absorbed[7]	4.36%
After fees waived and expenses absorbed[7]	2.86%
After fees waived and expenses absorbed, excluding Specified Expenses[7]	2.60%
Ratio of net investment income (loss): Before fees waived and expenses absorbed[7]	(2.61%)
After fees waived and expenses absorbed[7]	(1.12%)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$33
Portfolio turnover rate[5]	2.38%

1  Commencement of operations.

2  Fiscal year end changed to June 30, effective December 1, 2025.

3  Based on average shares outstanding for the period.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  The ratios do not include investment income or expenses of the underlying funds.

7  Annualized (except for organization costs and other non-recurring expenses).

Consolidated Financial Highlights

CLASS I
(UNAUDITED) FOR THE PERIOD JULY 1, 2025[1] THROUGH DECEMBER 31, 2025[2]
Net asset value, beginning of period	$10.00
Income from investment operations: Net investment income (loss)[3]	(0.04)
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.05
Less distributions from: Net investment income	(0.01)
Net realized gain	—
Distributions	(0.01)
Net asset value, end of period	$11.04
TOTAL RETURN[4,5]	10.53%
RATIOS TO AVERAGE NET ASSETS[6]
Ratio of expenses: Before fees waived and expenses absorbed[7]	3.17%
After fees waived and expenses absorbed[7]	1.86%
After fees waived and expenses absorbed, excluding Specified Expenses[7]	1.60%
Ratio of net investment income (loss): Before fees waived and expenses absorbed[7]	(1.83%)
After fees waived and expenses absorbed[7]	(0.53%)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$321,226
Portfolio turnover rate[5]	2.38%

1  Commencement of operations.

2  Fiscal year end changed to June 30, effective December 1, 2025.

3  Based on average shares outstanding for the period.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  The ratios do not include investment income or expenses of the underlying funds.

7  Annualized (except for organization costs and other non-recurring expenses).

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Consolidated Financial Highlights

CLASS M
(UNAUDITED) FOR THE PERIOD JULY 1, 2025[1] THROUGH DECEMBER 31, 2025[2]
Net asset value, beginning of period	$10.00
Income from investment operations: Net investment income (loss)[3]	(0.05)
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.01
Net asset value, end of period	$11.01
TOTAL RETURN[4,5]	10.10%
RATIOS TO AVERAGE NET ASSETS[6]
Ratio of expenses: Before fees waived and expenses absorbed[7]	4.11%
After fees waived and expenses absorbed[7]	2.61%
After fees waived and expenses absorbed, excluding Specified Expenses[7]	2.35%
Ratio of net investment income (loss): Before fees waived and expenses absorbed[7]	(2.37%)
After fees waived and expenses absorbed[7]	(0.87%)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$33
Portfolio turnover rate[5]	2.38%

1  Commencement of operations.

2  Fiscal year end changed to June 30, effective December 1, 2025.

3  Based on average shares outstanding for the period.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  The ratios do not include investment income or expenses of the underlying funds.

7  Annualized (except for organization costs and other non-recurring expenses).

Notes to Consolidated Financial Statements (Unaudited)

Note 1 — Organization

Calamos Aksia Private Equity and Alternatives Fund (the "Fund") was organized as a Delaware statutory trust on November 22, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company that operates as an interval fund, and commenced operations on July 1, 2025. The Fund changed its fiscal year end to June 30, effective December 1, 2025. The Fund's investment advisor is Calamos Advisors LLC (the "Advisor" or "Calamos") and the Fund's sub-advisor is Aksia LLC (the "Sub-Advisor" or "Aksia" and together, the "Advisors"). The Advisor and the Sub-Advisor are each registered as an investment advisor with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Simultaneous with the commencement of the Fund's operations ("commencement of operations"), Calamos Aksia Private Equity LP (the "Predecessor Fund"), reorganized with and transferred substantially all of its assets into the Fund which accounted for $154,469,022 of in-kind contribution. The tax-free reorganization was accomplished at the close of business on June 30, 2025. The reorganization was accomplished by the following tax-free exchange in which each limited partner of the Predecessor Fund received the same aggregate share net asset value ("NAV") in the corresponding classes as noted below:

Class I Shares NAV	$10
Shares Issued	15,446,902
Net Assets	$154,469,022

The net unrealized appreciation of investments transferred was $23,609,931 as of the date of the transfer, and the cost basis of the investments received was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Fund maintains an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. The Fund and the Predecessor Fund share the same investment advisor, sub-advisor and portfolio managers. The Fund maintains materially the same accounting policies as the Predecessor Fund, and utilizes the same valuation policies and methodologies, except because the Fund generally calculates its net asset value on each business day and the Predecessor Fund calculated its net asset value less frequently, the time at which an investment's valuation is recorded may differ.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund offers four separate classes of shares of beneficial interest ("Shares") designated as Class A ("Class A Shares"), Class C ("Class C Shares"), Class I ("Class I Shares") and Class M ("Class M Shares"). An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each Share class are different.

The Fund's investment objective is to achieve long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Private Equity Investments and Alternative Investments (each as defined below). The Fund intends to utilize a multi-layered strategy and expects to hold Liquid Investments (defined below) for the purposes of liquidity management and to meet liquidity needs for semi-annual repurchases.

"Private Equity Investments" include: (i) Private Equity Funds managed by Underlying Managers employing a variety of strategies such as Primary Investments; (ii) Secondary Investments; and (iii) Co-Investments. Private Equity Funds are commingled asset pools that typically offer their securities privately, without registering such securities under the Securities Act.

"Alternative Investments" are financial assets that do not fall into conventional investment categories like stocks, bonds and cash and include: (i) defined outcome exposures created with derivatives positions including securities associated with those derivatives positions, such as long and short options to create defined outcome exposures, and (ii) investments in publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in privately held companies.

"Liquid Investments" include Alternative Investments that can be readily sold for cash without significantly changing the market value of the investment, equity securities including exchange traded funds and other registered investment companies, and short-term corporate, government and municipal obligations and other short-term instruments including money market funds and other liquid investment vehicles.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). Such Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Fund's Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund's role as sole owner of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would "look through" any such Subsidiary to determine compliance with its investment policies. The Fund complies with Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary. The Fund also complies with Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary's debt as its own for purposes of Section 18. Further, each Subsidiary complies with the provisions of Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund will not create or acquire primary control of any entity which engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

Each Subsidiary was formed as a Delaware limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries as of December 31, 2025 were as follows:

SUBSIDIARY	DATE OF FORMATION	NET ASSETS OF SUBSIDIARY	PERCENTAGE OF FUND'S NET ASSETS
Calamos Aksia Private Equity Sub 1 LLC	06/12/2024	$24,976,089	7.77%
Calamos Aksia Private Equity Sub 2 Splitter LLC	11/19/2024	$105,667,786	32.89%

Note 2 — Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The Fund's net asset value ("NAV") per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange ("NYSE") is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved a valuation policy for the Fund (the "Valuation Policy") and the Advisor's valuation procedures (the "Valuation Procedures"). The Advisor, as Valuation Designee, has formed a separate valuation committee (the "Valuation Committee") for determining the fair value of the Fund's investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund's investments and acts in accordance with the Valuation Procedures as approved by the Board.

Notes to Consolidated Financial Statements (Unaudited)

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of Shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For primary and secondary investments in private markets funds where the practical expedient is deemed not to represent fair value of the investment, the security value may be calculated using the income approach, market approach, cost approach, option pricing approach, recent transaction approach, liquidation approach, or any other method of valuation deemed reasonable to assess the value of the investment. These investments rely principally on unobservable inputs for the asset or liability being valued. Unobservable inputs will be used to measure fair value to the extent that observable inputs are not available or insufficient and such inputs will be based on the best information available in the circumstances, which under circumstances might include the Sub-Advisor's own data. Security prices received from the investment's originator and other creditable sources known to the Advisor/Sub-Advisor will be reviewed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund's valuation policy at such timing intervals as the Advisor may deem appropriate.

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager as a practical expedient. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net NAV as reported by the third-party fund manager. The resulting value may be further adjusted based on the yield of the investment and/or the investment's correlation with public or private indexes to capture market movement since the reference date.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are maybe unaudited). Due to the nature of investments as well as the inherent uncertainty involved in determining the fair value of investments for which market values are not readily available, the fair value of these investments are estimates and may fluctuate from period to period. In addition, such fair values may differ materially from the values that may have been used had ready market values been available and may significantly differ from the values ultimately realized by the Fund. The managers and investment vehicles associated with the investments have neither independently verified nor approved this information, including the fair values noted herein and have made no representation that such values are definitive.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor's Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor's Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

The Advisor seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Advisor will not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Fund's fair value determinations can cause the Fund's NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive. If the Fund's NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer, for example as a result of the Fund's next annual audit following such purchase or repurchase, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder's repurchase proceeds in a repurchase offer.

The fair value of options which are listed on major security exchanges are valued at their last reported sales price as of the valuation date or based on the midpoint of the bid/ask spread at the close of business.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Income is recognized on an accrual basis as earned. Dividends are recorded on the ex-dividend date. The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to qualify annually as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

At September 30, 2025, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Tax cost of investments	$165,098,206
Gross unrealized appreciation	$39,971,325
Gross unrealized depreciation	(1,855,244)
Net unrealized appreciation on investments	$38,116,081

For Federal Income tax purposes, the Fund utilizes a tax year end of September 30. Accordingly, the tax components included herein are based on tax attributes as of September 30, 2025.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. For the period July 1, 2025 through September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings as follows:

INCREASE (DECREASE)
PAID IN CAPITAL	ACCUMULATED DISTRIBUTABLE EARNINGS (DEFICIT)
$(103,776)	$103,776

As of September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$364,240
Total undistributed earnings	364,240
Net unrealized appreciation (depreciation)	14,506,150
Other temporary differences	(452,648)
Total accumulated distributable earnings (deficit)	$14,417,742

During the period from the commencement of the Fund's operations on July 1, 2025 through the tax year ended September 30, 2025 the Fund did not have any capital loss carry forwards.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold

Notes to Consolidated Financial Statements (Unaudited)

is measured to determine the amount of benefit to recognize in the Consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Additionally, Sub 1 is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. Sub 1 recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent Sub 1 has a deferred tax asset, the Advisor considers whether or not a valuation allowance is required.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund's operations on July 1, 2025 through September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders

Distributions of the Fund's ordinary income and net short-term capital gains will, except as described below with respect to distributions of "qualified dividend income," generally be taxable to Shareholders as ordinary income to the extent such distributions are paid out of the Fund's current or accumulated earnings and profits, as determined for U.S. federal income tax purposes. Distributions of net capital gains will be taxable as long-term capital gains, regardless of the length of time a Shareholder has owned Shares. The ultimate tax characterization of the Fund's distributions made in a tax year cannot be determined until after the end of the tax year. As a result, the Fund may make total distributions during a tax year in an amount that exceeds the current and accumulated earnings and profits of the Fund. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a Shareholder as a return of capital that will be applied against and reduce the Shareholder's tax basis in its Shares. To the extent that the amount of any such distribution exceeds the Shareholder's tax basis in its Shares, the excess will be treated as gain from a sale or exchange of Shares. Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional Shares. Generally, for U.S. federal income tax purposes, a Shareholder receiving Shares under the DRP will be treated as having received a distribution equal to the fair market value of such Shares on the date the Shares are credited to the Shareholder's account. The Fund distributes on an annual basis.

Distributions paid by the Fund generally will be treated as received by a Shareholder at the time the distribution is made. However, any distribution declared by the Fund in October, November or December of any calendar year, payable to Shareholders of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated for tax purposes as if it had been received by Shareholders on December 31 of the calendar year in which the distribution was declared. The Fund may, under certain circumstances, elect to treat a distribution that is paid during the following tax year as if it had been paid during the tax year in which the income or gains supporting the distribution was earned. If the Fund makes such an election, the Shareholder will still be treated as receiving the distribution in the tax year in which the distribution is received.

Foreign Currency and Exchange

The Fund's Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund's investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors may hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Derivative Contracts

Gains and losses from derivative contracts are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

Private Equity Investments

Private Equity Investments are recorded on effective date. Realized gains and losses on Private Equity Investments are recognized based on the specific-identification method. Unrealized gains and losses resulting from recording investments at fair value are included in net change in unrealized appreciation/(depreciation) on Investments in the accompanying Consolidated Statement of Operations.

As a practical expedient, fair value ordinarily represents the Fund's proportionate share of the Private Equity Investments net asset values determined in accordance with each Private Equity Investment's valuation policies and reported at the time of the Fund's valuation by the management of each Private Equity Investment. Generally, the fair value of the Fund's investment in each Private Equity Investment represents the amount that the Fund could reasonably expect to receive from such Private Equity Investment if the Fund's investment was redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The gain/(loss) allocated from each Private Equity Investment is net of the Fund's proportionate share of fees and expenses charged or incurred by such Private Equity Investments.

The Fund will record distributions of cash from any Private Equity Investment using the details provided by the corresponding Private Equity Investment. The Fund would recognize within the Consolidated Statement of Operations its share of realized gains or (losses) reported by the Private Equity Investments.

Net change in unrealized appreciation/(depreciation) on Investments within the Consolidated Statement of Operations includes the Fund's share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of the Private Equity Investments. Due to the nature of the Private Equity Investments, the Fund cannot liquidate any position in the Private Equity Investments and will be distributed invested capital per the terms described in each Private Equity Investment's operating or limited partnership agreement and as determined by each Private Equity Investment's general partner.

Subsequent closings for closed-end Private Equity Investments afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the Advisor to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing period. From July 1, 2025 (commencement of operations) to December 31, 2025, the Fund experienced equalization and resulted in the interest expense of $378,370, as noted in the Consolidated Statement of Operations and Consolidated Statement of Cash Flows as equalization interest on subsequent close of Private Equity Investments.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

Repurchase Offers

To provide Shareholders with limited liquidity, the Fund is structured as an "interval fund" and intends to conduct semi-annual repurchase offers for between 5% and 25% of the Fund's outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding Shares at NAV on a semi-annual basis. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

Borrowing, Use of Leverage

On June 30, 2025, the Fund entered into a senior secured credit facility (the "Secured Credit Facility") with PNC Capital Markets LLC as a lead arranger, PNC Bank, National Association ("PNC") as administrative agent and syndication agent and

Notes to Consolidated Financial Statements (Unaudited)

with certain lenders from time to time as parties thereto (the "Lenders"). The Secured Credit Facility provides for borrowings on a committed basis in an aggregate principal amount up to $25,000,000. As of December 31, 2025, the Fund had no outstanding balance under the Secured Credit Facility.

The Fund maintains financing arrangements which may require the payment of fees on committed but undrawn amounts. Such fees are recorded as interest expense in the period incurred. From July 1, 2025 (commencement of operations) to December 31, 2025, the interest paid on the secured credit facility was $31,944.

For the period from the commencement of the Fund's operations on July 1, 2025 through December 31, 2025, there were no borrowings under the Secured Credit Facility.

The Fund pays loan origination fees in connection with securing and renewing the Secured Credit Facility. The loan origination fees are presented on the Consolidated Statement of Assets and Liabilities as a direct deduction from the debt liability. These fees are expensed over the corresponding term of the Secured Credit Facility on a straight line basis and not inclusive of the expense limitation agreement discussed below. From July 1, 2025 (commencement of operations) to December 31, 2025, loan origination fees incurred as a result of the structuring Secured Credit Facility were $56,243. As of December 31, 2025, unamortized loan origination fees were $55,327.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund's shareholders and such persons will have claims on the Fund's assets that are senior to those of the Fund's shareholders. In addition to the risks created by the Fund's use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences.

Cash

Cash is held in an interest-bearing account. The Fund has entered into a Custody Agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of this agreement, the Custodian will serve as custodian of the Fund's assets. Cash is subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations. As of December 31, 2025, the Fund held cash of $36,468,352 as stated on the Consolidated Statement of Assets and Liabilities.

Segment Reporting

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker ("CODM") provided by FASB Accounting Standards Update 2023-07, the Fund's CODM consists of the members of Committees and Senior Executive Teams of the Advisors. The Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Fund. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Fund's financial statements and financial highlights.

Note 3 — Investment Advisory and Other Agreements

The Fund has entered into an investment advisory agreement, (the "Investment Advisory Agreement"), by and between the Fund and the Advisor, and in consideration of the advisory services provided by the Advisor to the Fund, the Advisor is entitled to an investment management fee (the "Investment Management Fee") payable monthly in arrears and accrued daily based upon the Fund's average daily net assets at an annual rate of 1.75%. However, pursuant to the Management Fee Waiver, the Advisor has agreed to waive 0.50% of its Investment Management Fee on an annualized basis, such that the maximum investment management fee payable by the Fund would be 1.25%. The Management Fee Waiver became effective on June 30, 2025, following the commencement of operations and will remain in effect through June 30, 2026. In addition, pursuant to the sub-advisory agreement between the Advisor and Aksia (the "Sub-Advisory Agreement"), the Advisor pays Aksia a sub-advisory fee (the "Sub-Advisory Fee") payable monthly in arrears and accrued daily based upon the Fund's

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

average daily net assets at an annual rate of 0.875%. The Investment Management Fee paid to the Advisor will be paid out of the Fund's assets and the Sub-Advisory Fee will be paid by the Advisor out of its Investment Management Fee. The Advisor, the Sub-Advisor and the Fund have entered into a sub-advisory fee waiver agreement, whereby the Sub-Advisor has agreed to waive 0.25% of its sub-advisory fee payable by the Advisor to the Sub-Advisor on an annualized basis, such that the maximum sub-advisory fee payable by the Advisor to the Sub-Advisor would be 0.625% (the "Sub-Advisory Fee Waiver"). The Sub-Advisory Fee waiver became effective on June 30, 2025, and will remain in effect through June 30, 2026.

The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis, to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund's "Specified Expenses" in respect of each class of the Fund where "Specified Expenses" means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund's annual operating expenses, with the exception of (i) the Investment Management Fee, (ii) the Shareholder Servicing Fee, (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund's investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.35% of the average daily net assets of such class (the "Expense Limitation").

If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund's estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the "Reimbursement Amount") during any of the previous thirty-six (36) months, but only to the extent that the Fund's estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. The Expense Limitation Agreement will remain in effect for a three-year period from April 30, 2025, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund's obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. For the period from the commencement of the Fund's operations on July 1, 2025 through December 31, 2025, the Advisor and Sub-Advisor waived their fees and absorbed other expenses totaling $1,655,354. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Advisor and Sub-Advisor, the Advisor and Sub-Advisor may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund's expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At December 31, 2025, the amount of these potentially recoverable expenses was $1,023,007. Waived fees and absorbed other expenses subject to potential recovery by month of expiration are as follows:

July 2027 - September 2028	$1,023,007

The Fund has adopted a "Distribution and Shareholder Services Plan" with respect to its Class A, Class C and Class M Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisors may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund, with respect to Class A, Class C and Class M, may incur expenses on an annual basis equal to 0.25%, 1.00% and 0.75%, respectively, of its average daily net assets. With respect to Class A Shares, the entire fee is characterized as a "shareholder service fee". With respect to Class C Shares, up to 0.25% of the fee is characterized as a "shareholder service fee" and the remaining portion is characterized as a "distribution fee". With respect to Class M Shares, the entire fee is characterized as a "distribution fee".

Notes to Consolidated Financial Statements (Unaudited)

State Street Bank and Trust Company (the "Administrator") serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The Fund has entered into a distribution agreement with Calamos Financial Services, LLC to act as the distributor for the sale of Shares. Calamos Financial Services, LLC is an affiliate of the Calamos Advisors LLC. For the period July 1, 2025 through December 31, 2025, Calamos Financial Services, LLC received $40, $159 and $119 for Class A, Class C and Class M, respectively, as reported in the Consolidated Statement of Operations.

During the period July 1, 2025 through December 31, 2025, the Distributor retained no commissions earned on sales of the Fund's Class A Shares.

Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund; certain other common expenses of Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, Calamos Aksia Hedged Strategies Fund and other open-end and closed-end funds within the Calamos Family of Funds, are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Organizational and Offering Expenses

The Advisor and the Sub-Advisor have agreed to advance the Fund's organizational costs and offering costs already incurred and any additional costs incurred prior to the commencement of operation by the Fund. Organizational cost include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund's organization. Organizational costs are expensed as incurred by the Fund and are subject to recoupment by the Advisor and the Sub-Advisor in accordance with the Expense Limitation discussed above. The Fund's initial offering costs, which are also subject to the Expense Limitation discussed above, include, among other things, legal, printing and other expenses pertaining to this Offering. Any offering costs paid by the Advisor or Sub-Advisor on behalf of the Fund will be recorded as a Payable for offering costs in the Consolidated Statement of Assets and Liabilities and accounted for as a deferred charge until commencement of operations. Thereafter these initial offering costs will be amortized over 12 months on a straight-line basis.

Note 4 — Fair Value of Investments

Fair Value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Private Equity Investments are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under net asset value in order to reconcile back to the Consolidated Schedule of Investments.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Private Equity Investments	$—	$—	$25,992,060	$236,925,090	$262,917,150
Short-Term Investments	—	14,695,221	—	—	14,695,221
Total Investments, at fair value	$—	$14,695,221	$25,992,060	$236,925,090	$277,612,371
Assets:
Other Financial Instruments
Exchange-Traded Purchased Options	$1,781,442	$—	$—	$—	$1,781,442
Total Assets	$1,781,442	$14,695,221	$25,992,060	$236,925,090	$279,393,813
Liabilities:
Other Financial Instruments
Exchange-Traded Written Options	$1,148,430	$—	$—	$—	$1,148,430
Total Liabilities	$1,148,430	$—	$—	$—	$1,148,430

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2025:

PRIVATE EQUITY INVESTMENTS
Balance as of July 1, 2025 (commencement of operations)	$—
Transfers In	—
Transfers Out	—
Purchases	22,873,576
Sales/Paydowns	—
Realized Gains (Losses)	—
Accretion	—
Change in Unrealized Appreciation (Depreciation)	3,118,484
Balance as of December 31, 2025	$25,992,060

Notes to Consolidated Financial Statements (Unaudited)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2025.

INVESTMENTS	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUTS	RANGE OF INPUTS		WEIGHTED AVERAGE*		IMPACT ON VALUATION FROM AN INCREASE IN INPUT
GM Services Parent, LLC	$8,142,857	Market Approach	Recent Transaction Price	$8,142,857		100%		Increase
GNX HBS Holdings, LLC	7,000,000	Market Approach	Recent Transaction Price	$7,000,000		100%		Increase
Frazier & Deeter	5,696,168	Market Approach	EBITDA Multiple	19.18	x	19.18	x	Increase
Advisory Holdco, LLC			Volatility	60.00%		60.00%		Decrease
			Risk-Free Rate	3.59%		3.59%		Decrease
			Estimated Time to Exit (in years)	4		4		Decrease
HP Prestige Co-Invest	5,153,035	Market Approach	EBITDA Multiple	20.95	x	20.95	x	Increase
Blocker Aggregator, LP			Volatility	55.00%		55.00%		Decrease
			Risk-Free Rate	3.67%		3.67%		Decrease
			Estimated Time to Exit (in years)	4.9		4.9		Decrease
	$25,992,060

* The weighted average is calculated based on the fair value at December 31, 2025 for each Investment type and technique.

The following descriptions of investment categories should be read in conjunction with the consolidated schedule of investments.

Co-investment — An investment made in the equity of a private company generally in parallel with a primary fund.

Primary Investment — A newly established fund managed by a third-party manager which raises capital commitments from investors to invest in and acquire private companies.

Secondary Investment — Investments in assets acquired on the secondary market, including the acquisition of existing primary fund interests, the acquisition of interest in one or more companies from an existing primary fund, and newly established private equity funds managed by third-party managers which raise capital commitments from investors to invest in and acquire assets on the secondary market.

Note 5 — Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment by an investor in the Fund is $2,500 with respect to Class A Shares and Class C Shares, $1,000,000 for Class I Shares and $10,000 with respect to Class M Shares, which stated minimum may be reduced for certain investors. Investors purchasing Class A Shares may be charged a front-end sales load of up to 3.50% of the investor's gross purchase. Class C Shares, Class I Shares and Class M Shares are not subject to front-end sales loads. While Class M Shares are not charged a front-end sales load, if you purchase Class M Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine.

Pursuant to Rule 23c-3 under the 1940 Act, on a semi-annual basis, the Fund offers shareholders holding all classes of Shares the option of tendering Shares at NAV. The Board determines the number of Shares that the Fund will offer to repurchase ("Repurchase Offer Amount"), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares,

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

before prorating other amounts tendered. The results of the repurchase offers conducted for the period from the commencement of the Fund's operations on July 1, 2025 through December 31, 2025 are as follows:

Commencement date	August 15, 2025
Repurchase request date	September 16, 2025
Repurchase pricing date	September 16, 2025
Net Asset Value as of Repurchase Pricing Date
Class I	$10.54
Amount Repurchased
Class I	$3,013,000
Percentage of Outstanding Shares Repurchased
Class I	1.2%

Note 6 — Investment Transactions

For the period from the commencement of the Fund's operations on July 1, 2025 through December 31, 2025, purchases and sales of investments, excluding short-term investments, were $232,813,174 and $4,764,550, respectively.

Note 7 — Indemnifications

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 — Derivatives and Hedging Disclosures

Options

The Fund may purchase or sell put and call options on securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing transaction can be effected when the Fund so desires.

Volume of Derivative Activities

The Fund considers the average month-end notional amounts during the period, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the period ended December 31, 2025:

	LONG EXPOSURE		SHORT EXPOSURE
PRIMARY UNDERLYING RISK	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Equity price
Exchange-Traded Purchased Options	$15,008,400	648	$—	—
Exchange-Traded Written Options	—	—	16,000,800	648
Total	$15,008,400	648	$16,000,800	648

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following table identifies the fair value amounts of derivative instruments included in the Consolidated Statement of Assets and Liabilities as derivative contracts, categorized by primary underlying risk, at December 31, 2025. Balances are presented on a gross basis, prior to the application of the impact of counterparty and collateral netting. The following table also identifies the realized and unrealized gain and loss amounts included in the net realized gain (loss) on derivative contracts

Notes to Consolidated Financial Statements (Unaudited)

and net change in accumulated unrealized appreciation (depreciation) on derivative contracts in the Consolidated Statement of Operations, categorized by primary underlying risk, for the period ended December 31, 2025:

PRIMARY UNDERLYING RISK	DERIVATIVE ASSETS	DERIVATIVE LIABILITIES	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)
Equity price
Exchange-Traded Purchased Options	$1,781,442	$—	$373,106	$—
Exchange-Traded Written Options	—	1,148,430	(236,527)	—
Total	$1,781,442	$1,148,430	$136,579	$—

Note 9 — Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

A fund mitigates credit risk with respect to over the counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the fund's custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund's policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of December 31, 2025, the Fund has no OTC derivative contracts.

Note 10 — Private Equity Investments

The following table represents unfunded commitments and redemption restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2025:

SECURITY DESCRIPTION[1]	UNFUNDED COMMITMENTS	REDEMPTIONS FREQUENCY*	REDEMPTION NOTICE PERIOD	COST	FAIR VALUE
Blue Wolf Capital Fund IV, L.P.	$535,253	Not permitted	N/A	$2,272,434	$3,758,308
Brentwood Associates Private Equity VI, L.P.	534,207	Not permitted	N/A	1,822,205	2,522,895
Broadwing Capital Fund I LP	7,095,981	Not permitted	N/A	2,905,619	4,313,260
CD&R Raven Co-Investor, L.P.	249,842	Not permitted	N/A	1,763,298	2,035,899
CF24XB SCSp	—	Not permitted	N/A	6,031,620	7,622,435
CIP IX Co-Investment Vehicle 2, L.P.	1,762,594	Not permitted	N/A	3,303,833	3,551,775
Coller International Partners IX — C, SLP	7,706,259	Not permitted	N/A	2,293,741	3,184,204
Corsair Riva Munich Co-Investment, L.P.	—	Not permitted	N/A	5,310,047	9,547,148
Crown Secondaries Special Opportunities II B S.C.S.	168,329	Not permitted	N/A	815,302	1,118,491
Crown Secondaries Special Opportunities II S.C.S.	386,349	Not permitted	N/A	2,202,379	2,820,053
General Atlantic Investment Partners 2017, L.P.	522,309	Not permitted	N/A	11,418,127	13,021,092
General Atlantic Investment Partners 2019, L.P.	1,205,228	Not permitted	N/A	14,355,811	16,727,660
General Atlantic Investment Partners 2021, L.P.	1,055,376	Not permitted	N/A	4,536,769	5,382,059
Golden Acquisition Fund-C LP	934,400	Not permitted	N/A	5,095,662	6,225,253
Graham Partners GKP Continuation Fund, L.P.	550,004	Not permitted	N/A	3,215,160	2,975,930
GTCR Oak Fund LP	420,476	Not permitted	N/A	4,079,524	4,090,318
H.I.G. Starlite-B Co-Investment, L.P.	158,146	Not permitted	N/A	4,872,590	4,843,131
Lapis Investors LP	6,000,000	Not permitted	N/A	—	—

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

SECURITY DESCRIPTION[1]	UNFUNDED COMMITMENTS	REDEMPTIONS FREQUENCY*	REDEMPTION NOTICE PERIOD	COST	FAIR VALUE
Leeds Equity Partners VI, L.P.	$187,019	Not permitted	N/A	$2,212,221	$2,451,875
Leeds Equity Partners VII-A, L.P.	182,034	Not permitted	N/A	3,232,916	3,565,131
Leeds Equity Partners VIII-A, L.P.	1,504,890	Not permitted	N/A	220,027	158,642
LH Equity Investors, L.P.	—	Not permitted	N/A	5,789,317	8,197,284
mcp Opportunity Secondary Program V Feeder S.L.P.	3,678,529	Not permitted	N/A	16,409,274	19,306,615
Monogram Capital Partners III PV, L.P.	3,170,800	Not permitted	N/A	1,840,148	2,006,474
OceanSound Partners Fund II (A), LP	1,314,826	Not permitted	N/A	3,688,944	4,874,852
Overbay 2025 Fund (US) LP	1,500,000	Not permitted	N/A	3,518,074	4,409,117
Overbay Capital Partners 2023 Fund Aggregator (AIV V) LP	1,074,990	Not permitted	N/A	5,684,875	8,297,633
Overbay Capital Partners 2023-B Fund US LP	—	Not permitted	N/A	2,232,090	2,839,431
Overbay Capital Partners 2024 Fund Aggregator (AIV IX) LP	1,350,000	Not permitted	N/A	3,166,266	4,961,631
Overbay Capital Partners 2024 Fund Offshore LP	500,000	Not permitted	N/A	4,500,000	5,771,079
PSC Tiger LP	666,786	Not permitted	N/A	4,357,915	5,262,870
PSC V (B), SCSp	4,398,925	Not permitted	N/A	3,137,095	3,666,905
QHP Sapphire SPV, L.P.	627,191	Not permitted	N/A	5,400,417	6,138,452
Reroof Partners SPV LLC	—	Not permitted	N/A	4,024,560	5,470,467
Searchlight Capital IV LEAF Co-Invest Partners, L.P.	—	Not permitted	N/A	5,023,922	5,570,112
Sima Holdings (Offshore) LP Common Equity (Class B)	6,135	Not permitted	N/A	2,495,017	2,629,176
Sima Holdings (Offshore) LP Preferred Equity (Class A)	1,412,746	Not permitted	N/A	4,968,367	5,957,178
Springcoast Partners I-A, L.P.	10,000,000	Not permitted	N/A	—	—
Stellex Jade Co-Invest LP	6,000,000	Not permitted	N/A	—	—
Stone Point CV, L.P.	3,920,367	Not permitted	N/A	2,903,433	2,965,118
The Resolute Fund IV, L.P.	162,008	Not permitted	N/A	4,542,648	2,771,586
The Resolute III Continuation Fund, L.P.	442,016	Not permitted	N/A	5,509,240	5,703,762
TowerBrook Investors V (OS), L.P.	271,902	Not permitted	N/A	3,760,508	4,462,846
TowerBrook Structured Opportunities Fund II (OS), L.P.	472,412	Not permitted	N/A	1,718,289	2,056,489
Tracer Investors Co-Invest LP	240,000	Not permitted	N/A	5,769,136	5,761,798
Vistria Agua CV (FT), LP	4,200,834	Not permitted	N/A	3,320,926	4,422,307
WestCap Strategic Operator Fund II Offshore, L.P.	464,065	Not permitted	N/A	9,590,570	13,506,349
Total	$77,033,228			$195,310,316	$236,925,090

*  Investments cannot be redeemed. The Fund will receive distributions from the investments as the underlying assets are liquidated. The timing of these distributions is not known as of the financial reporting date.

1  Investment categories are presented on Consolidated Schedule of Investments.

Note 11 — Subsequent Events

In preparing these consolidated financial statements for the period ended December 31, 2025, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Risk Factors

An investment in the Fund involves a high degree of risk and other considerations and, there-fore, should be undertaken only by investors capable of evaluating the risks of the Fund and bearing the risks it represents. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see "Types of Investments and Related Risks" in the Fund's prospectus.

•  Unlike most closed-end funds, the Fund's Shares will not be listed on any securities exchange;

•  Although the Fund has implemented a semi-annual share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity;

•  The capital markets may experience periods of disruption and instability, including as a result of events such as geopolitical events, natural disasters, or widespread pandemics or other adverse public health developments. Such market conditions may materially and adversely affect debt and equity capital markets, which may have a negative impact on the Fund's investments, business, and operations;

•  The Fund is exposed to risks associated with changes in interest rates;

•  The Fund's investments in securities and other obligations of companies that are experiencing distress involve a substantial degree of risk are generally considered speculative and may be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws;

•  Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals or of third-party contractual customers of such counterparties;

•  The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange;

•  The Fund may invest in private investment funds, which are not registered as investment companies under the 1940 Act. Investments in such private funds, which may include unfunded capital commitments, or amounts that the Fund has committed to invest in a given private fund but which have not yet been called by the general partner of that fund, are subject to certain risks. These include, among others, risks related to indirect fees as well as the valuation and liquidity of the underlying private fund. While investments in private funds may in certain instances be fair valued at NAV as a practical expedient in accordance with GAAP, there is a risk that such investments may sell at a value different from their reported NAV. Additionally, the Fund may be required to liquidate other portfolio investments, potentially at inopportune times, in order to obtain the cash needed to satisfy its obligations with respect to a capital call in connection with any such investments;

•  The Fund's investments in certain portfolio companies may be risky. For the Fund's investments in senior secured lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal;

•  The Fund's investments may include securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as "high yield" or "junk," have predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and may be particularly susceptible to economic downturns, which could cause losses;

•  Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund;

•  The Fund may be materially adversely affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests;

•  Non-U.S. securities may be traded in undeveloped, inefficient, and less liquid markets and may experience greater price volatility and changes in value — changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments;

•  There is no assurance that the Fund's investment objectives will be achieved;

•  The Fund is a recently organized, non-diversified, closed-end investment company with limited operating history; and

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Risk Factors

•  To qualify and remain eligible for the special tax treatment accorded to RICs under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if it can sustain a complete loss of its investment.

Privacy Policy

At Calamos Investments, we are committed to conducting ourselves with total integrity and to the highest standards of prudent business practice. Your financial privacy is an important part of these activities. Our Privacy Policy outlines the steps we take to protect your personal information. Preserving your trust and confidence reflects our dedication to maintaining long-term client relationships.

Why It Is Important We Share Our Privacy Policy

We believe that maintaining the privacy of your personal financial information is an essential piece of the service that we provide. This Privacy Policy explains how Calamos Investments handles your personal financial information, and the procedures that we follow to ensure your privacy.

What Types of Personal Information Does Calamos Investments Collect?

We collect information about you to help serve your financial needs, provide customer service, and fulfill various legal and regulatory requirements. The type of information that we collect from you will vary based upon the product or service that we provide, and may include:

•  Information included on applications, questionnaires, new account forms and other related forms such as your name, address, Social Security number, assets and income;

•  Information about your transactions with us such as purchases, sales, account balances, and bank account information;

•  Information provided or captured on our website; including any information captured on our website through the use of "cookies".

How Does Calamos Investments Share Your Information?

First and foremost, Calamos Investments does not sell lists of client information, nor do we disclose client information to marketing companies, with the exception of companies we may hire to provide specific services for us, as described below. We do not disclose any of the information described above to anyone, except as provided by law. Specifically, Calamos Investments may share non-public personal information with our affiliates in the course of processing transactions, managing accounts on your behalf, or to inform you of products or services that we believe may be of interest to you. Additionally, we may share non-public personal information with the following types of third parties:

•  Our financial service providers such as custodians and transfer agents; and

•  Non-financial companies under servicing or joint marketing agreements, such as printing firms and mailing firms that may assist us in the distribution of investor materials.

In all cases, your information is strictly protected. These third parties are bound by law or by contract to use your information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. This policy applies to current and former clients. If you access our services or products through another financial intermediary, such as a wrap fee sponsor, your intermediary's policy will govern how it uses your personal information.

Your Right to Opt Out

Calamos Investments does not sell or distribute non-public information to third parties, except as provided above. If, in the future, our policies were to change, you would be notified and provided an opportunity to opt out of our disclosing that information. That is, you could tell us not to disclose the information to any other person or entity at any time. Also, if our policies were to change in the future and you are in a state that requires opting in to the sharing of your non-public information (such as Colorado, Connecticut or Virginia), you would be notified and asked to opt in.

Calamos Investments does not discriminate against clients who exercise any privacy rights, nor do we discriminate in responding to client requests for access to or deletion of their personal information.

How We Keep Your Information Secure and Confidential

In order to further protect you, Calamos Investments maintains strict internal security measures and monitors where your personal data is held. We restrict access to your personal and account information to those employees who need to know that information to service your account. We also maintain physical, electronic and procedural safeguards that comply with industry standards to guard our non-public personal information.

To protect your accounts online, encryption technology — such as Transport Layer Security — is used to prevent unauthorized access. Before accessing your accounts online, you are required to provide verification of who you are and a password/PIN number. We request your help in this process by keeping your identification information and password/PIN number private and restricting access to your personal computer.

As a client of Calamos Investments, you can rely on our commitment to protect your personal information and privacy.

CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND SEMIANNUAL REPORT

Privacy Policy

CALAMOS COMPANIES PROVIDING THIS NOTICE:

•  Calamos Advisors LLC

•  Calamos Advisors Trust

•  Calamos Financial Services LLC

•  Calamos Investment Trust

•  Calamos Wealth Management LLC

•  Calamos Convertible Opportunities and Income Fund

•  Calamos Convertible and High Income Fund

•  Calamos Dynamic Convertible and Income Fund

•  Calamos Global Dynamic Income Fund

•  Calamos Global Total Return Fund

•  Calamos Strategic Total Return Fund

•  Calamos Global Opportunities Fund LP

•  Calamos Long/Short Equity & Dynamic Income Trust

•  Calamos ETF Trust

•  Calamos Antetokounmpo Asset Management LLC

•  Calamos Aksia Alternative Credit and Income Fund

•  Calamos Aksia Private Equity and Alternatives Fund

Before investing, carefully consider a fund's investment objectives, risks, charges and expenses. Please see the prospectus containing this and other information or call 866-363-9219. Please read the prospectus carefully. Performance data represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted.

Diversification and asset allocation do not guarantee a profit or protection against a loss. Investments in alternative strategies may not be suitable for all investors.

Fund holdings are subject to change daily. The Funds are actively managed. The information contained herein is based on internal research derived from various sources and does not purport to be statements of all material facts relating to the securities mentioned. The information contained herein, while not guaranteed as to accuracy or completeness, has been obtained from sources we believe to be reliable.

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 866.363.9219, by visiting the Calamos Web site at www.calamos.com, or by writing Calamos Aksia Private Equity and Alternatives Fund, c/o Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Fund's proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

The Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 888.444.3613

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:

Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

INVESTMENT SUBADVISER:

Aksia LLC
New York, NY 10022

CUSTODIAN / TRANSFER AGENT / ADMINSTRATIVE SERVICES:

State Street Corporation

1776 Heritage Drive, 3rd Floor

North Quincy, MA 02171

888.444.3613

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen & Company, Ltd.
Philadelphia, PA

LEGAL COUNSEL:

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste 2000
Philadelphia, PA 19103

HOW TO INVEST IN CAPVX

Unlike most private asset funds, Calamos Aksia Private Equity and Alternatives Fund does not require investor accreditation or qualification requirements. Investors can easily purchase fund shares on a daily basis.

Contact us to learn more:

866.363.9219

caminfo@calamos.com

www.acprivatemarkets.com/funds/capvx

Calamos Financial Services LLC, Distributor
2020 Calamos Court | Naperville, IL 60563-2787
866.363.9219 | www.calamos.com | caminfo@calamos.com

© 2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

© 2025 Aksia LLC. All Rights Reserved. Aksia® is a registered trademark of Aksia LLC.

PEASAR 123125

ITEM 1(b).

Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in the annual report on this Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	Included in the Report to Shareholders in Item 1.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	The information required by this Item 13 is only required in an annual report on this Form N-CSR.

(b)	Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The information required by this Item 14 is only required in an annual report on this Form N-CSR.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activity.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics - Not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Aksia Private Equity and Alternatives Fund

By:	/s/ Dan Dufresne
	Name:	Dan Dufresne
	Title:	Principal Executive Officer
	Date:	March 4, 2026

By:	/s/ Thomas E. Herman
	Name:	Thomas E. Herman
	Title:	Principal Financial Officer
	Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Dan Dufresne
	Name:	Dan Dufresne
	Title:	Principal Executive Officer
	Date:	March 4, 2026

By:	/s/ Thomas E. Herman
	Name:	Thomas E. Herman
	Title:	Principal Financial Officer
	Date:	March 4, 2026